July 29, 2011

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:          SBL Fund (the “Fund”)
File Nos.:  811-002753 and 2-59353

Dear Sir or Madam:

On behalf of the Fund, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in  the supplement for the Fund as filed on July 14, 2011 (Accession No. 0000891804-11-002982), which is incorporated by reference into this filing.

Please contact me at 785-438-3226 if you have any questions or comments regarding this filing.

Sincerely,

AMY J. LEE

Amy J. Lee
Secretary
SBL Fund

Enclosure